CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (20,585,925)	$ (32,511,300)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	6,660,438	5,291,107
Bad debt expense	202,525	(25,943)
Inventory and sample inventory reserve	1,752,041	2,987,606
Non-cash paid-in-kind interest	1,771,904	6,959,236
Amortization of deferred financing costs and debt discount	37,500	4,669,384
Accretion for end of term fee	116,196	244,477
Deferred tax benefit	(1,432,166)	(645,866)
Lease expense	92,711	25,881
Derivative liability	1,680,000
Impairment loss		2,443,930
Changes in operating assets and liabilities:
Accounts receivable	(2,750,364)	932,887
Inventories	728,286	2,558,067
Deposits	1,734	1,404,758
Prepaid expenses and other current assets	1,031,108	(2,201,178)
Accounts payable	2,222,114	2,024,247
Accrued expenses	(6,203,476)	8,340,885
Due to related parties		(41,152)
Accrued inventory purchases	(250,000)
Other current liabilities	(231,325)	81,435
Long-term liabilities	(148,626)	(5,982)
Net cash used in operating activities	(15,305,325)	2,532,479
Cash flows from investing activities:
Acquisition of fixed assets	(4,633)	(71,540)
Net cash used in investing activities	(4,633)	(71,540)
Cash flows from financing activities:
Proceeds received related to the recapitalization from the Mergers	22,592,285
Payment of equity issuance costs	(1,042,910)
Payment of senior debt	(6,181,711)	(6,013,257)
Payment of portion of senior debt end of term fee	(534,375)
Payment of debt issuance costs	(50,000)
Proceeds from subordinated related party term loans	15,500,000	2,904,005
Proceeds from the exercise of warrants	20,551
Net cash (used in) provided by financing activities	30,303,840	(3,109,252)
Net decrease in cash	14,993,882	(648,313)
Cash, beginning of period	2,145,812	2,794,125
Cash, end of period	17,139,694	2,145,812
Supplemental cash flow information:
Cash paid for interest during the period	1,191,400	2,040,965
Noncash Items:
Issuance of lead investor warrants		250,000
Issuance of placement agent warrants		135,000
Increase in preferred and common stocks from conversion of subordinated related party term loans		(46,617,232)
Conversion of subordinated related party term loans into preferred and common stocks	17,227,455	39,307,782
Noncash increase in API Inventory (other assets)	5,148,311	$ 4,775,937
Deferred Merger costs reclassified to additional paid-in capital	$ 551,625